Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
OPERATING ACTIVITIES:
Net income (loss)	$ 139.6	[1]	$ 100.4	[2]	$ 14.4	[3]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	100.6	[1]	88.1	[2]	76.9	[3]
Earnings from unconsolidated affiliates	(22.7)	[1]	(23.8)	[2]	(18.5)	[3]
Distributions from unconsolidated affiliates	25.3		30.0		20.2
Step acquisition - equity interest re-measurement gain			(9.1)	[2]
Net unrealized (gains) losses on derivative instruments	(39.9)	[4]	8.4	[4]	83.8	[4]
Deferred income taxes	(29.2)		(0.1)		0.1
Other, net	4.2		(0.8)		0.1
Change in operating assets and liabilities which (used) provided cash, net of effects of acquisitions:
Accounts receivable	31.5		(48.2)		(34.5)
Inventories	(14.3)		1.3		(27.1)
Accounts payable	63.5		9.9		41.3
Accrued interest			1.8		(0.6)
Other current assets and liabilities	5.6		3.0		(3.9)
Other long-term assets and liabilities	(3.4)		1.5		0.5
Net cash provided by operating activities	260.8	[1]	162.4	[2]	152.7	[3]
INVESTING ACTIVITIES:
Capital expenditures	(165.7)	[1]	(75.9)	[2]	(182.2)	[3]
Acquisitions, net of cash acquired	(60.5)		(282.1)		(44.5)
Acquisition of unconsolidated affiliates	(114.3)
Investments in unconsolidated affiliates	(7.0)	[1]	(2.3)	[2]	(7.0)	[3]
Return of investment from unconsolidated affiliates	1.6	[1]	1.2	[2]	2.2	[3]
Proceeds from sales of assets	5.2	[1]	3.5	[2]	1.4	[3]
Purchases of available-for-sale securities					(1.1)	[3]
Proceeds from sales of available-for-sale securities			10.1	[2]	51.1	[3]
Net cash used in investing activities	(340.7)	[1]	(345.5)	[2]	(180.1)	[3]
FINANCING ACTIVITIES:
Proceeds from debt	1,524.0	[1]	868.2	[2]	237.0	[3]
Payments of debt	(1,425.0)	[1]	(833.4)	[2]	(280.5)	[3]
Payment of deferred financing costs	(4.2)	[1]	(2.1)	[2]
Proceeds from issuance of common units, net of offering costs	169.7	[1]	189.3	[2]	69.5	[3]
Excess purchase price over acquired assets	(35.7)
Net change in advances to predecessor from DCP Midstream, LLC	10.9		82.3	[2]	(25.5)	[3]
Distributions to unitholders and general partner	(132.4)	[1]	(101.9)	[2]	(85.3)	[3]
Distributions to noncontrolling interests	(44.8)	[1]	(25.6)	[2]	(27.0)	[3]
Contributions from noncontrolling interests	18.3	[1]	14.3		78.7	[3]
Contributions from DCP Midstream, LLC			0.6	[2]	0.7	[3]
Purchase of additional interest in a subsidiary			(3.5)	[2]
Net cash provided by (used in) financing activities	80.8	[1]	187.7	[2]	(32.4)	[3]
Net change in cash and cash equivalents	0.9	[1]	4.6	[2]	(59.8)	[3]
Cash and cash equivalents, beginning of period	6.7	[1],[2]	2.1	[2],[3]	61.9	[3]
Cash and cash equivalents, end of period	7.6	[1]	6.7	[1],[2]	2.1	[2],[3]
Cash Proceeds [Member]
FINANCING ACTIVITIES:
Contributions from noncontrolling interests			$ 13.8	[2]

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	Non-cash derivative mark-to-market is included in segment gross margin, along with cash settlements for our derivative contracts.